ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Components of Accrued Expenses
Accrued expenses is comprised of the following:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Interest expense	28,206	37,056
Vessel operating expenses	7,819	7,688
Administrative expenses	5,810	6,135
Current tax payable	440	396
Accrued expenses	42,275	51,275